Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [line items]
Reconciliation of Number of Shares Outstanding

Following is a reconciliation of the Company’s number of shares:

Total number of shares
Prior to the IPO	84,150,261
Issued at IPO	28,050,491
As of December 31, 2024	112,200,752
Issued at the secondary offering	2,566,053
Vested RSUs	1,968,333
As of December 31, 2025	116,735,138

Summary of Capital Stock

As of December 31, 2025, the Company’s capital stock and series of shares are as shown below:

Description	Number of shares	Total value
Class A	62,141,441	Ps.	8,017,901
Class B	5,200,000		19,569
Class C	49,393,697		1,287,886
Total	116,735,138	Ps.	9,325,356